Property, Plant and Equipment - Schedule of Consortium (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ 80	R$ 87
Total	78	85
Total	2	2
Usina de Queimado [meber]
IfrsStatementLineItems [Line Items]
Total	R$ 220	220
Usina de Queimado [meber] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Stake in power output (%)	82.50%
Average annual depreciation rate (%)	3.94%
Usina de Queimado [meber] | Investment Property Completed 1 [Member]
IfrsStatementLineItems [Line Items]
Stake in power output (%)	82.50%
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Total	R$ (142)	(135)
Usina De Queimado 1 [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 2	R$ 2